Other Operating Expenses - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Operating Income Expenses [Line Items]
Other operating expense	[1]	€ 233	€ 482	€ 462	[2]
Impairment loss recognised in profit or loss, property, plant and equipment		254	159	132
Other operating expense, foreign exchange loss on Venezuelan Subsidiaries			102
Other operating expense, share of profits due to alliance partners		36	€ 96	€ 52
Dengue vaccine project [Member]
Disclosure of Other Operating Income Expenses [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		€ 87

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).